Borrowed Funds - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 21, 2014	Mar. 31, 2015	Jun. 30, 2014	Mar. 30, 2014	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowed Funds [Line Items]
Unregistered multi tranche debt Transactions			$ 245,000
Unregistered debt transactions		$ 50,000
Subordinated debt					$ 98,568	$ 98,441	$ 98,171
Subordinate debt capital treatment achievement period					10 years	10 years
FHLB advances					$ 175,000	$ 0	$ 370,000
FHLB advances maturity period					2017-07		2016-01
Irrevocable letter of credit					$ 335,000	335,000
SAFE Program Deposits
Borrowed Funds [Line Items]
Irrevocable letter of credit					$ 35,000	$ 35,000
Letter of credit expiration date					Sep. 27, 2017	Sep. 27, 2017
Letter of credit expiration period					45 days	45 days
Letter of credit extended expiration term					1 year	1 year
Treasury Management Deposit
Borrowed Funds [Line Items]
Irrevocable letter of credit					$ 300,000
Letter of credit expiration date					May 26, 2018
Letter of credit expiration period					45 days
Letter of credit extended expiration term					1 year
Senior and Subordinated Debt [Member]
Borrowed Funds [Line Items]
Loan agreement to borrow from third party	$ 75,000
Proceeds from short-term Debt				$ 75,000
Payments to acquire Investments				$ 60,000
FRB
Borrowed Funds [Line Items]
Borrowings from FRB					$ 0	$ 0	$ 0
FRB | Commercial Loan
Borrowed Funds [Line Items]
Collateralized borrowings from FRB					$ 753,600	$ 708,000
Minimum
Borrowed Funds [Line Items]
Repurchase agreement maturity period					P1D	P1D
Maximum
Borrowed Funds [Line Items]
Repurchase agreement maturity period					P7D	P7D
Commercial and Residential Real Estate Loan
Borrowed Funds [Line Items]
FHLB advances collateral amount					$ 1,400,000	$ 2,100,000
4.875% Senior Notes, Due June 28, 2019
Borrowed Funds [Line Items]
Subordinated debt maturity period					4 years	4 years
5.375% Senior Notes, Due June 28, 2021
Borrowed Funds [Line Items]
Subordinated debt maturity period					7 years	7 years
7.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Borrowed Funds [Line Items]
Subordinated debt maturity period					15 years	15 years
Subordinated debt					$ 35,000	$ 35,000
Call option period					10 years	10 years
6.250% Subordinated Notes, Due June 28, 2029, Callable in 2024
Borrowed Funds [Line Items]
Subordinated debt maturity period					15 years	15 years
Subordinated debt					$ 25,000	$ 25,000
Call option period					10 years	10 years
6.500% Subordinated Notes, Due March 2025, Callable in 2020
Borrowed Funds [Line Items]
Subordinated debt					$ 40,000	$ 40,000
Call option period					5 years	5 years
Senior
Borrowed Funds [Line Items]
Unregistered debt transactions		10,000
Subordinated
Borrowed Funds [Line Items]
Unregistered debt transactions		$ 40,000
London Interbank Offered Rate (LIBOR) [Member] | Senior and Subordinated Debt [Member]
Borrowed Funds [Line Items]
Variable interest rate, payable monthly	5.00%